CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, authorized (in shares)	1,000,000	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)	100,000,000	100,000,000	13,333,333
Common stock, issued (in shares)	5,931,582	5,931,582	2,920,085
Common stock, outstanding (in shares)	5,931,582	5,931,582	2,920,085
Series F Preferred Stock [Member]
Preferred stock, authorized (in shares)	520	520	520
Preferred stock, issued (in shares)	514.8	514.8	514.8
Preferred stock, outstanding (in shares)	514.8	514.8	514.8
Preferred stock, liquidation preference, value	$ 12,870,000	$ 12,870,000
Series A Preferred Stock [Member]
Preferred stock, authorized (in shares)		250,000	250,000
Preferred stock, issued (in shares)		0	0
Preferred stock, outstanding (in shares)		0	0